LOANS, Short-term and Long-term Loans (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Current Loans [Abstract]
Total Current loans		$ 3,919,929		$ 2,299,738
Non Current Loans [Abstract]
Total non current loans		90,694,136		100,121,274
Total	[2]	94,614,065	[1]	102,421,012
Notes repurchase		5,257,400		4,484,852
Issuance expenses		30,105		102,623
2018 Notes [Member]
Current Loans [Abstract]
Total Current loans		937,379		1,075,060
Non Current Loans [Abstract]
Total non current loans		83,292,496		95,458,303
Total		84,229,875
Bank Loans [Member]
Current Loans [Abstract]
Total Current loans		1,440,989		0
Non Current Loans [Abstract]
Total non current loans		4,303,571		0
Total		5,744,560
Other Financial Liabilities [Member]
Current Loans [Abstract]
Total Current loans		377,415		0
Non Current Loans [Abstract]
Total		377,415
Financial Leases [Member]
Current Loans [Abstract]
Total Current loans		1,164,146		1,224,678
Non Current Loans [Abstract]
Total non current loans		3,098,069		$ 4,662,971
Total		$ 4,262,215

[1]	As of December 31, 2022 and 2021, it is net of Notes repurchase of Ps 5,257,400 and Ps. 4,484,852, respectively.
[2]	Net of issuance expenses of Ps. 30,105 and Ps. 102,623 as of December 31, 2022 and 2021, respectively.